INCOME TAXES (Effective Tax Rate Reconcilliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Statutory U.S. federal income tax rate (in Percent)	34.00%	34.00%
State taxes, net of federal benefit (in Percent)	5.60%	5.60%
Permanent differences (in Percent)	1.30%	8.50%
Change in valuation allowance (in Percent)	(121.40%)	(48.10%)
Effective tax rate (in Percent)	(80.50%)	0.00%